Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total long-term debt	$ 28,578	$ 25,482
Less: Deferred financing costs and debt discounts	(166)	(147)
Less: Current installments of long-term debt	(2,481)	(1,628)
Long-term debt	25,931	23,707
Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	1,657	1,305
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	$ (1,376)	$ (888)
Long-term debt weighted average interest rate (percent)	5.10%	0.90%
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 1,657	$ 1,305
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	102	107
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 3,344	$ 2,736
Long-term debt weighted average interest rate (percent)	4.22%	4.31%
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,186	$ 1,011
Long-term debt weighted average interest rate (percent)	3.83%	3.90%
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 4,541	$ 4,108
Long-term debt weighted average interest rate (percent)	3.98%	3.61%
ITC | Unsecured | Fixed Rate Unsecured US Shareholder Note
Debt Instrument [Line Items]
Total long-term debt	$ 270	$ 252
Stated interest rate (percent)	6.00%	6.00%
UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 123	$ 359
Long-term debt weighted average interest rate (percent)	4.00%	4.34%
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Total long-term debt	$ 3,450	$ 2,780
Long-term debt weighted average interest rate (percent)	3.58%	3.62%
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,526	$ 1,177
Long-term debt weighted average interest rate (percent)	4.14%	3.83%
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 3,295	$ 3,145
Long-term debt weighted average interest rate (percent)	4.61%	4.61%
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 2,485	$ 2,360
Long-term debt weighted average interest rate (percent)	4.49%	4.49%
FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 25	$ 25
Stated interest rate (percent)	8.80%	8.80%
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 860	$ 760
Long-term debt weighted average interest rate (percent)	4.70%	4.77%
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 666	$ 627
Long-term debt weighted average interest rate (percent)	5.26%	5.61%
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 260	$ 260
Long-term debt weighted average interest rate (percent)	5.31%	5.31%
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 152	$ 152
Long-term debt weighted average interest rate (percent)	4.45%	4.45%
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 745	$ 609
Long-term debt weighted average interest rate (percent)	4.71%	4.36%
Corporate and Other | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 200	$ 200
Stated interest rate (percent)	6.51%	6.51%
Corporate and Other | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,000	$ 1,000
Long-term debt weighted average interest rate (percent)	3.31%	2.52%
Corporate and Other | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,691	$ 2,509
Long-term debt weighted average interest rate (percent)	3.82%	3.82%